Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Net Loss per Share
Net Loss per Share

Note 8. Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	(in thousands, except share and per share amounts)
Numerator:
Net loss	$(5,093)	$(4,670)	$(13,806)	$(21,351)
Denominator:
Weighted‑average shares used to compute net loss per share, basic and diluted	113,203,074	102,791,023	106,333,836	102,727,198
Basic and diluted net loss per share	$(0.04)	$(0.05)	$(0.13)	$(0.21)

Basic net loss per share is computed by dividing the net loss by the weighted‑average number of common shares outstanding for the period. Because we have reported a net loss for the three and nine months ended September 30, 2020 and 2019, the number of shares used to calculate diluted net loss per common share is the same as the number of shares used to calculate basic net loss per common share because the potentially dilutive shares would have been antidilutive if included in the calculation.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted‑average shares outstanding because such securities have an antidilutive impact due to losses reported:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Stock options outstanding	7,727,158	5,913,820	7,727,158	5,913,820
Unvested restricted stock units	1,291,056	25,520	1,291,056	25,520
Total potentially dilutive securities	9,018,214	5,939,340	9,018,214	5,939,340

Note 10. Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share data):

	Years Ended
	December 31,
	2019	2018
Numerator:
Net loss	$(32,600)	$(36,256)
Denominator:
Weighted-average shares outstanding	102,752,092	102,325,465
Weighted‑average shares used to compute net loss per share, basic and diluted	102,752,092	102,325,465
Basic and diluted net loss per share	$(0.32)	$(0.35)

Basic net loss per share is computed by dividing the net loss by the weighted‑average number of common shares outstanding for the period. Because we have reported a net loss for the years ended December 31, 2019 and 2018, the number of shares used to calculate diluted net loss per common share is the same as the number of shares used to calculate basic net loss per common share because the potentially dilutive shares would have been antidilutive if included in the calculation.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted‑average shares outstanding because such securities have an antidilutive impact due to losses reported:

	Years Ended
	December 31,
	2019	2018
Stock options outstanding	7,760,950	6,445,898
Unvested restricted stock units	36,520	25,520
Total potential dilutive securities	7,797,470	6,471,418